Expected credit loss measurement - Off-balance sheet financial assets subject to ECL (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	$ 284,611	$ 301,322	$ 324,141
Total ECL provisions	(294)	(328)	(350)
Total allowance and provisions	(2,258)	(2,243)	(2,261)
Guarantees
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	40,759	41,744	46,191
Total ECL provisions	(63)	(64)	(73)
Guarantees | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	8,290	8,643	9,267
Total ECL provisions	(24)	(25)	(31)
Guarantees | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	2,540	2,670	2,839
Total ECL provisions	(10)	(9)	(14)
Guarantees | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	21,270	20,920	22,922
Total ECL provisions	(11)	(11)	(12)
Guarantees | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	3,895	3,959	5,045
Total ECL provisions	(4)	(7)	(1)
Guarantees | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	1,642	2,088	2,037
Total ECL provisions	(1)	(1)	(1)
Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	81,867	87,292	91,643
Total ECL provisions	(147)	(173)	(178)
Irrevocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	46,697	48,060	50,696
Total ECL provisions	(126)	(152)	(149)
Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	9,724	17,649	18,444
Total ECL provisions	0	0	0
Unconditionally revocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	148,932	150,918	163,256
Total ECL provisions	(81)	(89)	(95)
Unconditionally revocable loan commitments | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	11,705	12,318	15,846
Total ECL provisions	(7)	(10)	(14)
Unconditionally revocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	16,000	16,793	17,139
Total ECL provisions	(23)	(25)	(23)
Unconditionally revocable loan commitments | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	11,002	10,548	11,658
Total ECL provisions	(34)	(36)	(38)
Unconditionally revocable loan commitments | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	60,962	61,036	77,618
Total ECL provisions	0	0	0
Unconditionally revocable loan commitments | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	10,056	10,049	10,458
Total ECL provisions	(8)	(9)	(10)
Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	3,329	3,719	4,608
Total ECL provisions	(2)	(3)	(4)
Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	1,001
Twelve-month expected credit losses | Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	276,199	292,385	315,060
Total ECL provisions	(200)	(215)	(226)
Total allowance and provisions	(597)	(620)	(700)
Twelve-month expected credit losses | Stages 1 and 2 | Guarantees
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	39,176	40,211	44,487
Total ECL provisions	(25)	(27)	(28)
Twelve-month expected credit losses | Stages 1 and 2 | Guarantees | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	7,390	7,710	8,138
Total ECL provisions	(10)	(10)	(11)
Twelve-month expected credit losses | Stages 1 and 2 | Guarantees | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	2,153	2,274	2,469
Total ECL provisions	(5)	(4)	(4)
Twelve-month expected credit losses | Stages 1 and 2 | Guarantees | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	21,080	20,865	22,876
Total ECL provisions	(8)	(8)	(8)
Twelve-month expected credit losses | Stages 1 and 2 | Guarantees | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	3,872	3,947	5,045
Total ECL provisions	0	0	0
Twelve-month expected credit losses | Stages 1 and 2 | Guarantees | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	1,628	2,077	2,027
Total ECL provisions	(1)	(1)	(1)
Twelve-month expected credit losses | Stages 1 and 2 | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	77,447	82,700	87,080
Total ECL provisions	(104)	(112)	(117)
Twelve-month expected credit losses | Stages 1 and 2 | Irrevocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	42,890	44,281	46,708
Total ECL provisions	(84)	(93)	(94)
Twelve-month expected credit losses | Stages 1 and 2 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	9,724	17,649	18,444
Total ECL provisions	0	0	0
Twelve-month expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	146,532	148,116	160,456
Total ECL provisions	(69)	(73)	(78)
Twelve-month expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	11,154	11,616	15,033
Total ECL provisions	(7)	(10)	(11)
Twelve-month expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	15,677	16,422	16,678
Total ECL provisions	(16)	(18)	(17)
Twelve-month expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	10,575	10,205	11,253
Total ECL provisions	(29)	(31)	(33)
Twelve-month expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	60,934	60,901	77,618
Total ECL provisions	0	0	0
Twelve-month expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	9,576	9,560	9,932
Total ECL provisions	(6)	(8)	(8)
Twelve-month expected credit losses | Stages 1 and 2 | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	3,319	3,709	4,593
Total ECL provisions	(2)	(3)	(4)
Lifetime expected credit losses | Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	7,779	8,271	8,456
Total ECL provisions	(70)	(88)	(90)
Total allowance and provisions	(404)	(406)	(416)
Lifetime expected credit losses | Stages 1 and 2 | Guarantees
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	1,382	1,314	1,495
Total ECL provisions	(14)	(18)	(22)
Lifetime expected credit losses | Stages 1 and 2 | Guarantees | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	820	841	1,023
Total ECL provisions	(8)	(11)	(13)
Lifetime expected credit losses | Stages 1 and 2 | Guarantees | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	287	286	337
Total ECL provisions	(3)	(3)	(5)
Lifetime expected credit losses | Stages 1 and 2 | Guarantees | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	189	55	46
Total ECL provisions	(3)	(3)	(3)
Lifetime expected credit losses | Stages 1 and 2 | Guarantees | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	10	6	0
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stages 1 and 2 | Guarantees | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	13	11	9
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stages 1 and 2 | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	4,236	4,335	4,297
Total ECL provisions	(43)	(54)	(51)
Lifetime expected credit losses | Stages 1 and 2 | Irrevocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	3,699	3,682	3,881
Total ECL provisions	(36)	(47)	(41)
Lifetime expected credit losses | Stages 1 and 2 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0	0
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	2,154	2,616	2,654
Total ECL provisions	(12)	(15)	(17)
Lifetime expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	552	703	813
Total ECL provisions	0	0	(3)
Lifetime expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	314	358	454
Total ECL provisions	(4)	(7)	(6)
Lifetime expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	346	313	375
Total ECL provisions	(5)	(5)	(5)
Lifetime expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	26	133	0
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stages 1 and 2 | Unconditionally revocable loan commitments | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	477	485	522
Total ECL provisions	(2)	(2)	(2)
Lifetime expected credit losses | Stages 1 and 2 | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	7	7	11
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stage 3
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	551	593	519
Total ECL provisions	(31)	(32)	(37)
Total allowance and provisions	(1,053)	(1,035)	(993)
Lifetime expected credit losses | Stage 3 | Guarantees
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	159	173	151
Total ECL provisions	(26)	(19)	(23)
Lifetime expected credit losses | Stage 3 | Guarantees | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	67	78	89
Total ECL provisions	(7)	(4)	(7)
Lifetime expected credit losses | Stage 3 | Guarantees | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	77	86	31
Total ECL provisions	(4)	(2)	(5)
Lifetime expected credit losses | Stage 3 | Guarantees | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0	0
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stage 3 | Guarantees | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	13	5	0
Total ECL provisions	(4)	(7)	(1)
Lifetime expected credit losses | Stage 3 | Guarantees | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0	0
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stage 3 | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	145	230	218
Total ECL provisions	(6)	(13)	(14)
Lifetime expected credit losses | Stage 3 | Irrevocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	73	77	59
Total ECL provisions	(6)	(13)	(12)
Lifetime expected credit losses | Stage 3 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0	0
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stage 3 | Unconditionally revocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	245	186	146
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stage 3 | Unconditionally revocable loan commitments | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0	0
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stage 3 | Unconditionally revocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	9	12	8
Total ECL provisions	(2)	0	0
Lifetime expected credit losses | Stage 3 | Unconditionally revocable loan commitments | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	80	30	29
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stage 3 | Unconditionally revocable loan commitments | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	1	1	1
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stage 3 | Unconditionally revocable loan commitments | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	4	4	4
Total ECL provisions	0	0	0
Lifetime expected credit losses | Stage 3 | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	2	3	4
Total ECL provisions	0	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI)
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	83	72	106
Total ECL provisions	8	7	3
Total allowance and provisions	(204)	(182)	(153)
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Guarantees
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	44	45	58
Total ECL provisions	2	1	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Guarantees | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	15	14	17
Total ECL provisions	0	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Guarantees | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	22	23	2
Total ECL provisions	2	1	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Guarantees | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0	0
Total ECL provisions	0	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Guarantees | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0	0
Total ECL provisions	0	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Guarantees | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0	0
Total ECL provisions	0	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	39	27	48
Total ECL provisions	6	6	4
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Irrevocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	34	21	48
Total ECL provisions	0	0	(2)
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0	0
Total ECL provisions	0	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Unconditionally revocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0	0
Total ECL provisions	0	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Unconditionally revocable loan commitments | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0	0
Total ECL provisions	0	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Unconditionally revocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0	0
Total ECL provisions	0	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Unconditionally revocable loan commitments | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0	0
Total ECL provisions	0	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Unconditionally revocable loan commitments | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0	0
Total ECL provisions	0	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Unconditionally revocable loan commitments | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0	0
Total ECL provisions	0	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0	0
Total ECL provisions	$ 0	$ 0	$ 0